Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Other Current Liabilities

	As of December 31, 2024	As of December 31, 2025

	$ in thousands
VAT Payables	16	80
Accruals for personnel related expenses	8,830	10,766
Other	1,251	1,496
Total other current liabilities	10,097	12,342